Share Capital and Warrants (Details) - Schedule of Common Shares Issuable to Performance Warrant Holders - Performance warrant [Member]	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Performance Warrants outstanding
Number of warrants, Balance beginning of period	3,895,449
Weighted Average Exercise Average Exercise Price, Balance beginning of period	$ 2.89
Number of warrants, Performance Warrants issued	186,257	4,159,546
Weighted Average Exercise Average Exercise Price, Performance Warrants issued	$ 8.35	$ 2.91
Number of warrants, Performance Warrants forfeited	(38,820)	(264,097)
Weighted Average Exercise Average Exercise Price, Performance Warrants forfeited	$ 3.34	$ 3.13
Number of warrants, Performance warrants cancelled	(425,870)
Weighted Average Exercise Average Exercise Price, Performance warrants cancelled	$ 3.15
Number of warrants, Balance end of period	3,617,016	3,895,449
Weighted Average Exercise Average Exercise Price, Balance end of period	$ 3.15	$ 2.89
Common shares issuable on exchange | shares	3,617,016	3,895,449